Bank Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	May 11, 2021	Nov. 05, 2019
Bank Loans (Details) [Line Items]
Drawings amount		¥ 27,000
Fixed interest rate, percentage		6.50%
October 27, 2021 [Member]
Bank Loans (Details) [Line Items]
Drawings amount			¥ 100,000
July 2, 2021 [Member]
Bank Loans (Details) [Line Items]
Drawings amount	¥ 9,900
Fixed interest rate, percentage	5.00%
March 27, 2020 [Member]
Bank Loans (Details) [Line Items]
Drawings amount	¥ 5,000
Fixed interest rate, percentage	3.95%
Repayment of bank debt	¥ 800
October 19, 2020 [Member]
Bank Loans (Details) [Line Items]
Drawings amount	¥ 5,000
Fixed interest rate, percentage	4.35%
Repayment of bank debt	¥ 300
Loan Agreement [Member] | July 2, 2021 [Member]
Bank Loans (Details) [Line Items]
Drawings amount	15,100
Mr. Zhao Jishuang [Member]
Bank Loans (Details) [Line Items]
Drawings amount	¥ 30,000
Fixed interest rate, percentage	4.90%
Mr. Peng Siguang [Member]
Bank Loans (Details) [Line Items]
Drawings amount	¥ 30,000
Fixed interest rate, percentage	5.00%
Mr. Guo Yupeng [Member]
Bank Loans (Details) [Line Items]
Drawings amount	¥ 40,000
Fixed interest rate, percentage	5.00%